Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Accounts receivable allowances (in dollars)	$ 0	[1]	$ 0	$ 10,160
Accumulated depreciation on property, plant and equipment (in dollars)	$ 26,913,460	[1]	$ 25,616,113
Common stock, par value (in dollars per share )	$ 0.01	[1]	$ 0.01	$ 0.01
Common stock shares, authorized	245,000,000	[1]	245,000,000	245,000,000
Common stock shares, Issued	38,197,255	[1]	22,924,411	13,369,924
Treasury shares	165,906	[1]	165,906	180,449

[1]	(Unaudited)